Expense Example - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI International Small Cap Index Fund - Fidelity SAI International Small Cap Index Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 11
3 years	41
5 years	75
10 years	$ 175